STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	12 Months Ended
	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares
Class A Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1	1
Class A Common Stock Subject to Possible Redemption
STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption, issued (in shares)	29,150,521
Class A common stock subject to possible redemption, outstanding (in shares)	29,150,521	50,000,000
Class A Common Stock Not Subject to Redemption
STOCKHOLDERS' DEFICIT
Common stock, shares issued	1,450,000	1,450,000
Common stock, shares outstanding	1,450,000	1,450,000
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1	1
Common stock, shares issued	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000
Ratio to be applied to the stock in the conversion	1
Aggregated shares issued upon converted basis (in percent)	20.00%